Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Amounts outstanding under credit facilities
As of December 31, 2018 and December 31, 2017, we had the following debt amounts outstanding:

(In US$ millions)	2018	2017
External debt agreements
Term Loan B	$2,686.4	$2,836.9
West Vela Facility	191.3	255.3
West Polaris Facility	150.8	205.6
Tender Rig Facility	56.2	83.3
Sub-total external debt	3,084.7	3,381.1

Related party debt agreements
West Vencedor Facility	—	24.7
Sub-total related party debt	—	24.7

Total external and related party debt	$3,084.7	$3,405.8

Maturities of outstanding debt	The outstanding debt as of December 31, 2018 is repayable as follows:

(In US$ millions)	2018
2019	$175.1
2020	331.1
2021	2,578.5
2022	—
2023	—
2024 and thereafter	—
Total external and related party debt	$3,084.7

Schedule of debt
The below tables show how the above balances are presented in the Consolidated Balance Sheet:

	Outstanding debt as of December 31, 2018
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term external debt	$175.1	$(12.2)	$162.9
Long-term external debt	2,909.6	(13.4)	2,896.2
Total interest bearing debt	$3,084.7	$(25.6)	$3,059.1

	Outstanding debt as of December 31, 2017
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term external debt	$175.1	$(12.2)	$162.9
Long-term external debt	3,206.0	(25.8)	3,180.2
Total external debt	$3,381.1	$(38.0)	$3,343.1
Current portion of long term related party debt	$24.7	$—	$24.7
Total interest bearing debt	$3,405.8	$(38.0)	$3,367.8